UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Univest Bank and Trust Co.
Address: 14 North Main Street
         Souderton, PA  18964

13F File Number:  028-03779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gerald L. Hill
Title:     Corporate Trust Officer
Phone:     (215) 703-4362

Signature, Place, and Date of Signing:

 /s/  Gerald Hill     Souderton, PA     May 07, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    69

Form 13F Information Table Value Total:    $165,049 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     2473    27720 SH       OTHER                   27720        0        0
ABBOTT LABS                    COM              002824100     2332    38054 SH       OTHER                   38054        0        0
ADOBE SYS INC                  COM              00724F101     1565    45608 SH       OTHER                   45608        0        0
AETNA INC NEW                  COM              00817Y108     2483    49492 SH       OTHER                   49492        0        0
AIR PRODS & CHEMS INC          COM              009158106     1640    17870 SH       OTHER                   17870        0        0
ALLSTATE CORP                  COM              020002101     2731    82968 SH       OTHER                   82968        0        0
AMERISOURCEBERGEN CORP         COM              03073E105     2247    56666 SH       OTHER                   56666        0        0
AMETEK INC NEW                 COM              031100100      310     6393 SH       SOLE                     6393        0        0
ANADARKO PETE CORP             COM              032511107     2097    26767 SH       OTHER                   26767        0        0
APACHE CORP                    COM              037411105     2050    20407 SH       OTHER                   20407        0        0
APPLE INC                      COM              037833100     4259     7104 SH       OTHER                    7104        0        0
APPLIED MATLS INC              COM              038222105     2654   213292 SH       OTHER                  213292        0        0
AT&T INC                       COM              00206R102     2276    72885 SH       OTHER                   72885        0        0
BANK OF AMERICA CORPORATION    COM              060505104       96    10051 SH       SOLE                    10051        0        0
BECTON DICKINSON & CO          COM              075887109     2171    27953 SH       OTHER                   27953        0        0
BROADCOM CORP                  CL A             111320107     3089    78589 SH       OTHER                   78589        0        0
CAPITAL ONE FINL CORP          COM              14040H105     2834    50835 SH       OTHER                   50835        0        0
CATERPILLAR INC DEL            COM              149123101     2889    27122 SH       OTHER                   27122        0        0
CHEVRON CORP NEW               COM              166764100      611     5701 SH       OTHER                    5701        0        0
COCA COLA CO                   COM              191216100     3049    41194 SH       OTHER                   41194        0        0
COMCAST CORP NEW               CL A SPL         20030N200     2527    85637 SH       OTHER                   85637        0        0
CONOCOPHILLIPS                 COM              20825C104     2645    34801 SH       OTHER                   34801        0        0
DIAMOND OFFSHORE DRILLING IN   COM              25271C102     2426    36339 SH       OTHER                   36339        0        0
DISNEY WALT CO                 COM DISNEY       254687106     2399    54786 SH       OTHER                   54786        0        0
E M C CORP MASS                COM              268648102     2946    98579 SH       OTHER                   98579        0        0
EATON CORP                     COM              278058102      631    12668 SH       SOLE                    12668        0        0
ENTERGY CORP NEW               COM              29364G103     1914    28481 SH       OTHER                   28481        0        0
EXELON CORP                    COM              30161N101      356     9083 SH       OTHER                    9083        0        0
EXXON MOBIL CORP               COM              30231G102     4529    52225 SH       OTHER                   52225        0        0
FIRST NIAGARA FINL GP INC      COM              33582V108      152    15493 SH       SOLE                    15493        0        0
FRANKLIN RES INC               COM              354613101     2694    21720 SH       OTHER                   21720        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     1352    35550 SH       OTHER                   35550        0        0
GENERAL ELECTRIC CO            COM              369604103      627    31228 SH       OTHER                   31228        0        0
GENERAL MLS INC                COM              370334104     2627    66581 SH       OTHER                   66581        0        0
GILEAD SCIENCES INC            COM              375558103     2233    45703 SH       OTHER                   45703        0        0
GOOGLE INC                     CL A             38259P508     3038     4737 SH       OTHER                    4737        0        0
HALLIBURTON CO                 COM              406216101     2495    75159 SH       OTHER                   75159        0        0
HOME DEPOT INC                 COM              437076102     2923    58103 SH       OTHER                   58103        0        0
HONEYWELL INTL INC             COM              438516106     2586    42360 SH       OTHER                   42360        0        0
INTEL CORP                     COM              458140100     2652    94335 SH       OTHER                   94335        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     3495    16749 SH       OTHER                   16749        0        0
JOHNSON & JOHNSON              COM              478160104     2548    38624 SH       OTHER                   38624        0        0
JOHNSON CTLS INC               COM              478366107     2023    62275 SH       OTHER                   62275        0        0
JPMORGAN CHASE & CO            COM              46625H100     3431    74624 SH       OTHER                   74624        0        0
KIMBERLY CLARK CORP            COM              494368103     2546    34456 SH       OTHER                   34456        0        0
MCDONALDS CORP                 COM              580135101     2137    21788 SH       OTHER                   21788        0        0
MERCK & CO INC NEW             COM              58933Y105      475    12369 SH       OTHER                   12369        0        0
NIKE INC                       CL B             654106103     2313    21327 SH       OTHER                   21327        0        0
NORFOLK SOUTHERN CORP          COM              655844108     2492    37857 SH       OTHER                   37857        0        0
NYSE EURONEXT                  COM              629491101     2615    87127 SH       OTHER                   87127        0        0
ORACLE CORP                    COM              68389X105     2401    82345 SH       OTHER                   82345        0        0
PARKER HANNIFIN CORP           COM              701094104      457     5400 SH       SOLE                     5400        0        0
PEPSICO INC                    COM              713448108     1605    24192 SH       OTHER                   24192        0        0
PNC FINL SVCS GROUP INC        COM              693475105      495     7682 SH       OTHER                    7682        0        0
POTASH CORP SASK INC           COM              73755L107     1724    37739 SH       OTHER                   37739        0        0
PPL CORP                       COM              69351T106     1789    63319 SH       OTHER                   63319        0        0
PROCTER & GAMBLE CO            COM              742718109     2762    41099 SH       OTHER                   41099        0        0
QUALCOMM INC                   COM              747525103     3940    57896 SH       OTHER                   57896        0        0
SCHLUMBERGER LTD               COM              806857108     2205    31526 SH       OTHER                   31526        0        0
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886     2372    67696 SH       OTHER                   67696        0        0
STATE STR CORP                 COM              857477103     2568    56431 SH       OTHER                   56431        0        0
SYSCO CORP                     COM              871829107     2216    74224 SH       OTHER                   74224        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     2135    47379 SH       OTHER                   47379        0        0
UNION PAC CORP                 COM              907818108      237     2202 SH       OTHER                    2202        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     2378    28675 SH       OTHER                   28675        0        0
UNIVEST CORP PA                COM              915271100    16349   974323 SH       OTHER                  974323        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     2230    58342 SH       OTHER                   58342        0        0
WASTE MGMT INC DEL             COM              94106L109     2185    62500 SH       OTHER                   62500        0        0
WELLS FARGO & CO NEW           COM              949746101     3318    97187 SH       OTHER                   97187        0        0